Cover Document	Sep. 30, 2022	Sep. 09, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	UNITED SECURITY BANCSHARES
Entity Incorporation, State or Country Code	CA
Entity File Number	000-32987
Entity Tax Identification Number	91-2112732
Entity Address, Address Line One	2126 Inyo Street
Entity Address, City or Town	Fresno
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	93721
City Area Code		559
Local Phone Number		248-4943
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Entity Emerging Growth Company		false
Entity Central Index Key	0001137547
Amendment Flag	false
Document Information [Line Items]
Title of 12(b) Security	Common Stock, no par value
Trading Symbol	UBFO
Security Exchange Name	NASDAQ